Related Party Transactions	3 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
8.	RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2012, the Company repaid advances in the amount $66,063 to Vampt Canada, a stockholder. The remaining amount due of $683,937 is unsecured, bears no interest and is repayable based on the terms and conditions agreed to in the Technology Transfer Agreement, as described in the December 31, 2011 audited financial statements of the Company.

During three months ended March 31, 2012, the Company sold 6,992,500 shares for cash at $.0001 per share to related parties.

During the three months ended March 31, 2012, the Company paid $13,083 of finder’s fees related to equity or debt financing to related parties.

As of March 31, 2012, the Company is owed $25,000 of receivables for services performed for a related party.